Disaggregation of Revenue (Details) - Schedule of Disaggregation of Revenue - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Recurring revenue
Total segment revenue		$ 3,104	$ 2,649
Indoor Intelligence [Member]
Recurring revenue
Total segment revenue		1,909	1,397	$ 14,614	$ 11,046
Saves [Member]
Recurring revenue
Total segment revenue		718	734	2,775	2,938
Shoom [Member]
Recurring revenue
Total segment revenue		477	518	2,029	2,011
Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue		2,049	1,188	5,450	5,807
Transferred at Point in Time [Member] | Indoor Intelligence [Member]
Recurring revenue
Total segment revenue	[1]	1,656	820
Transferred at Point in Time [Member] | Saves [Member]
Recurring revenue
Total segment revenue	[1]	393	368
Transferred over Time [Member]
Recurring revenue
Total segment revenue		1,055	1,461
Transferred over Time [Member] | Indoor Intelligence [Member]
Recurring revenue
Total segment revenue	[2],[3]	253	577
Transferred over Time [Member] | Saves [Member]
Recurring revenue
Total segment revenue	[3]	325	366
Transferred over Time [Member] | Shoom [Member]
Recurring revenue
Total segment revenue	[3]	477	518
Long-Term Contract with Customer [Member]
Recurring revenue
Total segment revenue		1,014	1,051	9,530	7,190
Long-Term Contract with Customer [Member] | Software [Member]
Recurring revenue
Total segment revenue		1,014	1,051
Short-Term Contract with Customer [Member]
Recurring revenue
Total segment revenue		2,090	1,598	$ 19,418	$ 15,995
Short-Term Contract with Customer [Member] | Software [Member]
Recurring revenue
Total segment revenue		42	410
Short-Term Contract with Customer [Member] | Hardware [Member]
Recurring revenue
Total segment revenue		1,305	820
Short-Term Contract with Customer [Member] | Professional Services [Member]
Recurring revenue
Total segment revenue		$ 743	$ 368

[1]	Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.
[2]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
[3]	Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.